Subsequent Events (Details) - Subsequent Event [Member]	Nov. 28, 2018 USD ($)
Subsequent Event [Line Items]
Derivative, cap interest rate	3.50%
Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Subsequent Event [Line Items]
Derivative, notional amount	$ 600,000,000